SCHEDULE OF GOODWILL (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 29, 2022	Jun. 07, 2022
Restructuring Cost and Reserve [Line Items]
Total goodwill	$ 684,867	$ 684,867	$ 684,867
Safe-Pro USA LLC [Member]
Restructuring Cost and Reserve [Line Items]
Total goodwill	518,255	518,255	518,255		$ 518,255
Airborne Response [Member]
Restructuring Cost and Reserve [Line Items]
Total goodwill	$ 166,612	$ 166,612	$ 166,612	$ 166,612